Transactions with Related Parties (Details Textual)	6 Months Ended
Jun. 30, 2019
Transactions with Related Parties (Textual)
Description of directors and officers insurance policy	The Company maintains an active Directors and Officers' insurance policy. The annual premium of the current policy was $175 thousand, such policy provide a coverage of $10 million with various deductible amounts not exceeding $750 thousand based on the claim geographic region.